CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (22,261,338)	$ (22,659,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,669,782	652,732
Amortization of loan discount and fees	4,610,234	682,956
Stock-based compensation	491,945	4,155,641
Fees incurred in connection with debt financings	48,245	132,609
Change in fair value of warrant liability	(18,223)	21,930
Change in fair value of derivative liability	(794,477)	627,956
Change in fair value of contingent consideration	6,418,355	7,039,394
Forgiveness of Payroll Protection Program	(1,760,755)
Deferred income tax benefit		(1,100,120)
Change in credit reserve	(26,429)	66,748
Changes in operating assets and liabilities:
Accounts receivable, net	(289,061)	(32,582)
Due from factor, net	433,671	(540,257)
Inventory	100,006	(483,477)
Prepaid expenses and other current assets	(522,434)	(1,259,835)
Accounts payable	382,943	749,352
Accrued expenses and other liabilities	1,715,221	451,298
Deferred revenue	119,977	(78,492)
Accrued compensation - related party		(108,550)
Accrued interest	992,482	206,163
Net cash used in operating activities	(8,689,857)	(11,476,015)
Cash flows from investing activities:
Cash acquired (consideration) pursuant to business combination		(5,442,966)
Purchase of property, equipment and software	(5,533)	(13,585)
Deposits		(67,431)
Net cash used in investing activities	(5,533)	(5,523,982)
Cash flows from financing activities:
Proceeds (repayments) from related party advances	(162,692)
Advances (repayments) from factor	(60,735)	(39,520)
Proceeds from venture debt	237,500
Issuance of loans payable	248,858	2,626,050
Repayments of convertible and promissory notes	(3,068,750)	(2,002,731)
Issuance of convertible notes payable	3,751,250	5,078,650
Proceeds from initial public offering	9,347,450	10,000,002
Exercise of over-allotment option with public offering, net		1,364,997
Exercise of warrants		1,768,046
Offering costs	(1,930,486)	(2,116,957)
Net cash provided by financing activities	8,362,395	16,678,537
Net increase in cash and cash equivalents	(332,995)	(321,460)
Cash and cash equivalents at beginning of period	528,394	575,986
Cash and cash equivalents at end of period	195,399	254,526
Supplemental disclosure of cash flow information:
Cash paid for interest	318,576	460,179
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes into common stock	1,802,372	2,680,289
Right of use asset	152,387
Warrants issued in connection with note	790,540
Derivative liability in connection with convertible note	559,957	1,858,887
Conversion of related party notes and payables into preferred and common stock	25,000	257,515
Conversion of venture debt into preferred stock	$ 6,300,000
Conversion of preferred stock into common stock		6,293
Common shares issued pursuant to equity line of credit		$ 367,996